ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current			$ 0